UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 31, 2009

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   48

FORM 13F INFORMATION TABLE VALUE TOTAL:   $82,364,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     2028    87265 SH       SOLE                    86410
ARCHER-DANIELS-MID             COM              039483102     2498    93330 SH       SOLE                    92510
AT&T INC                       COM              00206R102     2258    90920 SH       SOLE                    90030
BECTON DICKINSON               COM              075887109     2119    29710 SH       SOLE                    29420
BRISTOL MYERS SQUIBB CO        COM              110122108     1610    79270 SH       SOLE                    78620
CATERPILLAR INC                COM              149123101     1688    51090 SH       SOLE                    50610
CHEVRON CORP                   COM              166764100     2955    44610 SH       SOLE                    44210
CONOCOPHILLIPS                 COM              20825C104     1854    44084 SH       SOLE                    43654
CONSOLIDATED EDISON COM        COM              209115104     2836    75775 SH       SOLE                    75025
DU PONT E I DE NEMOURS COM     COM              263534109     2279    88970 SH       SOLE                    88095
EMERSON ELECTRIC               COM              291011104     2015    62180 SH       SOLE                    61590
EXXON MOBIL CORP               COM              30231G102     3699    52914 SH       SOLE                    52509
GYMBOREE CORP COM              COM              403777105      269     7576 SH       SOLE                     7576
HALLIBURTON                    COM              406216101     2236   108020 SH       SOLE                   106970
HOME DEPOT, INC.               COM              437076102     2001    84680 SH       SOLE                    83840
HONEYWELL INTL INC COM         COM              438516106     1703    54235 SH       SOLE                    53685
HUDSON CITY BANCORP COM        COM              443683107     1739   130860 SH       SOLE                   129560
INTEL CORP                     COM              458140100     1921   116094 SH       SOLE                   114769
INTERNATIONAL BUS MACH COM     COM              459200101     3422    32770 SH       SOLE                    32460
JOHNSON & JOHNSON              COM              478160104     2642    46508 SH       SOLE                    46048
JPMORGAN CHASE & CO            COM              46625H100     2400    70360 SH       SOLE                    69670
KIMBERLY CLARK                 COM              494368103     2308    44015 SH       SOLE                    43605
MCGRAW-HILL                    COM              580645109     1995    66245 SH       SOLE                    65645
NATIONAL FUEL GAS              COM              636180101     2555    70825 SH       SOLE                    70125
NORDSTROM                      COM              655664100     1629    81910 SH       SOLE                    81120
NUCOR CORP COM                 COM              670346105     2453    55220 SH       SOLE                    54685
PEPSICO INC                    COM              713448108     2691    48955 SH       SOLE                    48515
PNC FINL SVCS GROUP COM        COM              693475105      231     5960 SH       SOLE                     5960
PUBLIC SVC ENTERPRISE COM      COM              744573106      293     8990 SH       SOLE                     8990
SANMINA SCI CORP COM           COM              800907107       11    24875 SH       SOLE                    24875
SYSCO CORP                     COM              871829107     2022    89945 SH       SOLE                    89145
TENET HEALTHCARE CORP COM      COM              88033G100       31    10820 SH       SOLE                    10820
TEXAS INSTRUMENTS              COM              882508104     2794   131180 SH       SOLE                   129880
UNION PACIFIC                  COM              907818108     1920    36875 SH       SOLE                    36485
UNITED TECHNOLOGIES            COM              913017109     2628    50575 SH       SOLE                    50115
VERIZON COMMUNICATIONS INC     COM              92343V104     2606    84816 SH       SOLE                    83961
VULCAN MATLS CO COM            COM              929160109     2056    47695 SH       SOLE                    47225
WYETH COM                      COM              983024100      538    11850 SH       SOLE                    11850
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       31    12500 SH       SOLE                    12500
ISHARES TR HIGH YLD CORP       OTHER            464288513      485     6083 SH       SOLE                     6083
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827      411     5195 SH       SOLE                     5195
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835      405     5217 SH       SOLE                     5217
VANGUARD INDEX FDS REIT ETF    OTHER            922908553      304     9798 SH       SOLE                     9798
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     1251    39016 SH       SOLE                    39016
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     1064    27338 SH       SOLE                    27338
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     1332    34818 SH       SOLE                    34818
WISDOMTREE TRUST MDCP EARN FUN OTHER            97717W570     1126    34068 SH       SOLE                    34068
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1021    31899 SH       SOLE                    31899